Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 44.9%
1,692	iShares 20+ Year Treasury Bond ETF	$ 262,785	2.1
8,388	iShares Core S&P 500 ETF	2,482,092	19.4
2,233	iShares Russell Mid-Cap Growth ETF	320,034	2.5
2,338	Vanguard Global ex-U.S. Real Estate ETF	126,579	1.0
1,795	Vanguard Real Estate ETF	156,757	1.2
6,697	Vanguard Russell 1000 Growth ETF	1,154,965	9.0
11,707	Vanguard Value ETF	1,235,089	9.7

	Total Exchange-Traded Funds
	(Cost $5,704,537)	5,738,301	44.9

MUTUAL FUNDS: 55.1%
	Affiliated Investment Companies: 50.6%
36,523	Voya Intermediate Bond Fund - Class P3	389,696	3.1
18,035	Voya Large Cap Growth Fund - Class P3	838,105	6.6
79,750	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	956,996	7.5
170,069	Voya Multi-Manager International Equity Fund - Class P3	1,857,156	14.4
121,933	Voya Multi-Manager International Factors Fund - Class P3	1,083,984	8.5
36,407	Voya Multi-Manager Mid Cap Value Fund - Class P3	316,741	2.5
28,430	Voya Small Company Fund - Class P3	378,971	3.0
54,734	Voya U.S. High Dividend Low Volatility Fund - Class P3	632,721	5.0
		6,454,370	50.6

	Unaffiliated Investment Companies: 4.5%
17,745	TIAA-CREF S&P 500 Index Fund - Class I	575,836	4.5

	Total Mutual Funds
	(Cost $7,331,106)	7,030,206	55.1

	Total Investments in Securities (Cost $13,035,643)	$ 12,768,507	100.0
	Assets in Excess of Other Liabilities	4,367	0.0
	Net Assets	$ 12,772,874	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 5,738,301	$ –	$ –	$ 5,738,301
Mutual Funds	7,030,206	–	–	7,030,206
Total Investments, at fair value	$ 12,768,507	$ –	$ –	$ 12,768,507

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund Class P3	$382,948	$678,181	$(674,909)	$3,476	$389,696	$20,551	$26,258	$310
Voya Large Cap Growth Fund Class P3	610,958	1,833,037	(1,554,376)	(51,514)	838,105	5,741	96,289	34,027
Voya Large Cap Value Fund Class P3	-	196,522	(196,522)	-	-	2,351	(740)	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	710,281	732,209	(476,653)	(8,841)	956,996	15,936	24,189	4,921
Voya Multi-Manager International Equity Fund Class P3	1,364,616	1,057,822	(556,076)	(9,206)	1,857,156	36,159	(2,753)	-
Voya Multi-Manager International Factors Fund Class P3	801,612	650,511	(349,612)	(18,527)	1,083,984	33,699	(22,981)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	233,848	204,015	(79,551)	(41,571)	316,741	3,552	12,478	26,084
Voya Small Company Fund Class P3	281,007	771,545	(657,897)	(15,684)	378,971	456	14,970	-
Voya U.S. High Dividend Low Volatility Fund Class P3	495,719	1,484,340	(1,289,450)	(57,888)	632,721	14,845	46,983	7,889
	$4,880,989	$7,608,182	$(5,835,046)	$(199,755)	$6,454,370	$133,290	$194,693	$73,231

The financial statements for the above mutual fund[s] can be found atwww.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $13,131,728.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 124,656
Gross Unrealized Depreciation	(487,877)
Net Unrealized Depreciation	$ (363,221)